ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS - Disclosure of detailed information about loss from discontinued operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses
Consulting fees	$ 870,448	$ 305,778	$ 315,024
Accounting and legal	621,364	181,855	215,421
Office and administration	2,190,137	2,083,869	1,891,712
Research	373,467	529,961	474,971
Travel	105,844	118,011	100,415
Marketing	359,638	312,659	286,852
Foreign exchange (gain) loss	39,088	(118,128)	44,353
Amortization	16,217	12,299	320,926
Loss Before the Following:	(833,927)	222,153	292,268
Termination settlement		465,360
Net Loss from Discontinued Operations	(2,969,442)	(1,983,789)	(1,530,866)
Discontinued operations [Member]
Expenses
Consulting fees	109,489	155,692	3,822
Accounting and legal	78,529	98,247	303,122
Office and administration	493,199	402,317	386,755
Research	986,307	594,870	593,737
Travel	9,753	23,985	10,820
Marketing	62,611	82,274	122,404
Foreign exchange (gain) loss	(55,360)	85,468	10,878
Amortization	115,227	75,576	78,726
Loss Before the Following:	1,799,755	1,518,429	1,510,264
Loss on sale of equipment	9,243	0	20,602
Termination settlement	0	465,360	0
Gain on lease reduction	(11,050)	0	0
Impairment of prototypes and intangibles	1,171,494	0	0
Net Loss from Discontinued Operations	$ 2,969,442	$ 1,983,789	$ 1,530,866